Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share Options - Weighted Average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share options - weighted average	488,853	591,418	719,437